Interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating activities
Loss before taxes	€ (8,607)	€ (5,107)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization and depreciation	2,084	1,397
Interest income		(8)
Interest expense	449	220
Expected credit loss allowances on trade receivables	1,174	340
Sharebased payment expenses	1,057	2,633
Other non-cash items	(192)	(268)
Changes in operating assets and liabilities:
Inventories	(4,040)	(275)
Trade receivables	773	(2,073)
Other assets	(234)	(967)
Trade payables	1,619	507
Other liabilities	1,751	328
Cash flow used in operating activities	(4,166)	(3,273)
Investing activities
Cash paid for investments in intangible assets	(1,191)	(1,113)
Cash paid for investments in property, plant and equipment	(644)	(441)
Grants received for investment in property, plant and equipment	207	0
Interest received		8
Cash flow used in investing activities	(1,628)	(1,546)
Financing activities
Cash received from loans	414	1,864
Cash repayments of loans	(1,060)	(451)
Cash repayments of lease liabilities	(1,044)	(461)
Interest paid	(230)	(220)
Cash flow generated from/(used in) financing activities	(1,920)	732
Changes in cash and cash equivalents	(7,714)	(4,087)
Cash and cash equivalents at the beginning of the period	41,095	9,222
Cash and cash equivalents at the end of the period	€ 33,381	€ 5,135